Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Credit Loss [Abstract]
Accounts receivable	$ 521,655	$ 4,074,594	$ 1,630,469
Less: allowance for doubtful accounts / credit losses	(191,415)	(1,495,119)	(497,099)
Accounts receivable, net	330,240	2,579,475	1,133,370
Accounts receivable, net	$ 330,240	$ 2,579,475	$ 1,133,370